Note 12 - Trade and Other Receivables - Disclosure of Detailed Information About Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Trade receivables	$ 4,671	$ 4,038
Other	928	1,340
	$ 5,599	$ 5,378